FAIR VALUE OF FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Cash	$ 2,180	$ 2,269
Cash equivalents	408	474
Financial assets and other assets	17,254	17,064
Financial liabilities	40,783	33,644
Gross financial assets subject to offsetting	0	68
Gross financial liabilities set off against financial assets subject to offsetting	$ 16	14
Minimum percentage of collateral held	105.00%
Fair value of collateral held	$ 472	506
Equity investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets and other assets	1,369	850
Financial assets at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets and other assets	6,243	5,561
Financial assets at fair value through other comprehensive income | Other financial assets - debt instruments measured at FVTPL
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets and other assets	4,697	4,041
Hedges of net investment in foreign operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	87	17
Derivative financial liabilities	58	59
Hedges of net investment in foreign operations | Financial assets at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Gains (losses) on hedging instrument, fair value hedges	145	(34)	$ 53
Cash flow hedges
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	89	82
Derivative financial liabilities	162	311
Cash flow hedges | Financial assets at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Gains (losses) on hedging instrument, fair value hedges	88	(216)	(79)
Infrastructure services
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	2,471	2,769
Level 1 and Level 2 | Infrastructure services
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	2,362	2,753
Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	498	11	37
Financial assets	297	341	$ 287
Securities lending
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets loaned under securities lending program	$ 450	$ 483